Allowance For Credit Losses (Tables)	12 Months Ended
Dec. 31, 2010
Allowance For Credit Losses (Tables) [Abstract]
Allowance for Loan Losses

	2010
		Consumer,
Year ended December 31,		excluding
(in millions)	Wholesale	credit card	Credit Card	Total

Allowance for loan losses
Beginning balance at January 1,	$7,145	$14,785	$9,672	$31,602
Cumulative effect of change in accounting principles(a)	14	127	7,353	7,494
Gross charge-offs(a)	1,989	8,383	15,410	25,782
Gross (recoveries)(a)	(262)	(474)	(1,373)	(2,109)

Net charge-offs(a)	1,727	7,909	14,037	23,673

Provision for loan losses:
Excluding accounting conformity(a)	(673)	9,458	8,037	16,822
Accounting conformity(b)	—	—	—	—

Total provision for loan losses	(673)	9,458	8,037	16,822

Acquired allowance resulting from Washington Mutual transaction	—	—	—	—
Other(c)	2	10	9	21

Ending balance at December 31	$4,761	$16,471	$11,034	$32,266

Allowance for loan losses by impairment methodology
Asset-specific(d)(e)(f)	$1,574	$1,075	$4,069	$6,718
Formula-based(a)(f)	3,187	10,455	6,965	20,607
PCI	—	4,941	—	4,941

Total allowance for loan losses	$4,761	$16,471	$11,034	$32,266

Loans by impairment methodology
Asset-specific(c)	$5,486	$6,220	$10,005	$21,711
Formula-based	216,980	248,481	125,519	590,980
PCI	44	72,763	—	72,807

Total retained loans	$222,510	$327,464	$135,524	$685,498

2009				2008
	Consumer,				Consumer,
	excluding				excluding
Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

$6,545	$8,927	$7,692	$23,164	$3,154	$2,673	$3,407	$9,234
—	—	—	—	—	—	—	—
3,226	10,421	10,371	24,018	521	5,086	5,157	10,764
(94)	(222)	(737)	(1,053)	(119)	(209)	(601)	(929)

3,132	10,199	9,634	22,965	402	4,877	4,556	9,835

3,684	16,032	12,019	31,735	2,895	10,309	6,456	19,660
—	—	—	—	641	350	586	1,577

3,684	16,032	12,019	31,735	3,536	10,659	7,042	21,237

—	—	—	—	229	897	1,409	2,535
48	25	(405)	(332)	28	(425)	390	(7)

$7,145	14,785	$9,672	$31,602	$6,545	$8,927	$7,692	23,164

$2,046	$896	$3,117	6,059	$712	$332	$1,450	$2,494
5,099	12,308	6,555	23,962	5,833	8,595	6,242	20,670
—	1,581	—	1,581	—	—	—	—

$7,145	$14,785	$9,672	$31,602	$6,545	$8,927	$7,692	$23,164

$6,960	3,648	$6,245	$16,853	$2,088	$2,086	$3,048	$7,222
192,982	263,462	72,541	528,985	245,777	285,181	101,647	632,605
135	81,245	—	81,380	224	88,813	51	89,088

$200,077	$348,355	$78,786	$627,218	$248,089	$376,080	$104,746	$728,915

Allowance for lending related commitments

	2010
		Consumer,
Year ended December 31,		excluding
(in millions)	Wholesale	credit card	Credit Card	Total

Allowance for lending-related commitments
Beginning balance at January 1,	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	(18)	—	—	(18)
Provision for lending-related commitments:
Excluding accounting conformity(a)	(177)	(6)	—	(183)
Accounting conformity(b)	—	—	—	—

Total provision for lending-related commitments	(177)	(6)	—	(183)

Acquired allowance resulting from Washington Mutual transaction	—	—	—	—
Other(c)	(21)	—	—	(21)

Ending balance at December 31	$711	$6	$—	$717

Allowance for lending-related commitments by impairment methodology
Asset-specific	$180	$—	$—	$180
Formula-based	531	6	—	537

Total allowance for lending-related commitments	$711	$6	$—	$717

Lending-related commitments by impairment methodology
Asset-specific	$1,005	$—	$—	$1,005
Formula-based	345,074	61,534	547,227	953,835

Total lending-related commitments	$346,079	$61,534	$547,227	$954,840

Impaired collateral-dependent loans
Net charge-offs	$269	$304	$—	$573
Loans measured at fair value of collateral less cost to sell	806	890	—	1,696

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result, $7.4 billion, $14 million and $127 million, respectively, of allowance for loan losses were recorded on-balance sheet associated with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of this Annual Report.

(b)	Represents adjustments to the provision for credit losses recognized in Corporate/Private Equity related to the Washington Mutual transaction in 2008.

(c)	The 2009 amount predominantly represents a reclassification related to the issuance and retention of securities from the Chase Issuance Trust. For further information, see Note 16 on pages 244–259 of this Annual Report. The 2008 amount predominantly represents a transfer of allowance between Corporate/Private Equity and Credit card.

(d)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a troubled debt restructuring.

(e)	At December 31, 2010, 2009 and 2008 the asset-specific consumer excluding card allowance for loan losses included troubled debt restructuring reserves of $985 million, $754 million and $258 million respectively. The asset-specific credit card allowance for loan losses is related to loans modified in troubled debt restructurings.

(f)	At December 31, 2010, the Firm’s allowance for loan losses on all impaired credit card loans was reclassified to the asset-specific allowance. This reclassification had no incremental impact on the Firm’s allowance for loan losses. Prior periods have been revised to reflect the current presentation.

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2009				2008
	Consumer,				Consumer,
	excluding				excluding
Wholesale	credit card	Credit card	Total	Wholesale	credit card	Credit card	Total

$634	$25	$—	$659	$835	$15	$—	$850
—	—	—	—	—	—	—	—

290	(10)	—	280	(214)	(1)	—	(215)
—	—	—	—	5	(48)	—	(43)

290	(10)	—	280	(209)	(49)	—	(258)

—	—	—	—	—	66	—	66
3	(3)	—	—	8	(7)	—	1

$927	$12	$—	$939	$634	$25	$—	$659

$297	$—	$—	$297	$29	$—	$—	$29
630	12	—	642	605	25	—	630

$927	$12	$—	$939	$634	$25	$—	$659

$1,577	$—	$—	$1,577	$233	$—	$—	$233
345,578	74,827	569,113	989,518	379,638	117,805	623,702	1,121,145

$347,155	$74,827	$569,113	$991,095	$379,871	$117,805	$623,702	$1,121,378

$500	$166	$—	$666	$124	$22	$—	$146
1,127	210	—	1,337	1,032	33	—	1,065